SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Movement in Share Options	The table below summarises movements in the number of options, and changes in weighted average exercise price over the same period.

		2025		2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	‘000	£	‘000	£
Outstanding at 1 January	25,689	2.39	27,139	2.19
Granted	3,324	6.35	4,991	3.36
Exercised	(9,966)	1.90	(4,004)	2.29
Forfeited/expired	(1,554)	2.88	(2,437)	2.37
Outstanding at 31 December	17,493	3.38	25,689	2.39
Exercisable at 31 December	1,886	2.10	1,115	2.36

Disclosure of number and weighted average remaining contractual life of outstanding share options [text block]	The following table summarises the range of exercise prices and weighted average remaining contractual life of the options at 31 December 2025 and 2024.

		2025		2024
Range of exercise prices	Weighted average remaining contractual life	Weighted average exercise price	Weighted average remaining contractual life	Weighted average exercise price
	Years	£	Years	£
£1 to £2	1	1.86	2	1.85
£2 to £3	2	2.74	2	2.71
£3 to £4	3	3.36	4	3.36
£6 to £7	3	6.35	0	—